Trade and Other Payables - Schedule of Trade and Other Payables (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Trade payables:
Amount due to third parties		$ 1,260,351	$ 891,797
Other payables:
Accrued payroll and pension		1,055,415	1,188,861
Loan from a third party (interest-bearing)	[1]	477,836
GST payables		983,659	633,743
Provision for taxation		246,219	117,835
Others		199,633	164,400
Total trade and other payables		$ 4,223,113	$ 2,996,636

[1]	The balance represents a loan from a third party amounting to S$650,000 which equal to $477,836, which is interest-bearing at 8% per annum and repayable on demand.